Cover	Aug. 31, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2022
Entity File Number	001-40121
Entity Registrant Name	African Gold Acquisition Corporation
Entity Central Index Key	0001833909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	322 West 52nd Street
Entity Address, Address Line Two	#2322
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(860)
Local Phone Number	214-3714
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one Redeemable Warrant
Trading Symbol	AGAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AGAC
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50, subject to adjustment
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50, subject to adjustment
Trading Symbol	AGAC.WS
Security Exchange Name	NYSE